Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting
Segment Reporting

18. Segment Reporting

As defined in ASC 280, Segment Reporting (“ASC 280”), our reportable segments are based on operating segments with similar economic characteristics and lines of business. Our reportable segments consist of: (i) Homebuilding; (ii) Real Estate Services; and (iii) Amenities.

For the three and nine months ended September 30, 2013 and 2012, substantially all of the revenues of our reportable segments were generated by our Florida operations.  Evaluation of segment performance is based primarily on operating earnings.

Operations of our Homebuilding segment primarily include the construction and sale of single- and multi-family homes.  The results of operations for the Homebuilding segment consist of revenues generated from the delivery of homes and land and homesite sales, less the cost of home construction, land and land development costs, and selling, general and administrative expenses incurred by the segment.

Operations of our Real Estate Services segment include providing residential real estate brokerage and title services.  The results of operations for the Real Estate Services segment consist of revenues generated primarily from those activities, less the cost of such services, including royalties associated with a franchise agreement we have with a third-party, and selling, general and administrative expenses incurred by the segment.

Operations of our Amenities segment primarily include the construction, ownership, and management of recreational amenities in residential communities we develop in several Florida markets. Amenities consist of golf courses and country clubs, marinas, and resort-style facilities.  The results of operations for the Amenities segment consist of revenues from the sale of equity and nonequity memberships, the sale and lease of marina slips, billed membership dues, and golf and restaurant operations, less the cost of such services, and selling, general and administrative expenses incurred by the segment. The Amenities segment also includes discontinued operations associated with the sale of our retained and operated amenities classified as assets held for sale. In accordance with ASC 280, the segment information below does not include the results from our discontinued operations (Note 7).

The financial position and operating results of our segments, which are included in the tables below, are not necessarily indicative of the results and financial position that would have occurred had the segments been independent, stand-alone entities during the periods presented.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)
Revenues
Homebuilding	$60,802	$33,524	$145,054	$64,980
Real estate services	20,524	16,863	60,915	55,537
Amenities	4,192	3,778	16,620	15,241
Total revenues	$85,518	$54,165	$222,589	$135,758

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)
Operating earnings (loss)
Homebuilding	$7,531	$4,768	$15,426	$(864)
Real estate services	868	(55)	3,153	1,574
Amenities	(1,521)	(1,317)	(1,723)	(1,893)
Other income	29	826	1,249	1,994
Interest expense	(184)	(982)	(1,798)	(5,997)
Expenses related to early repayment of debt	(5,105)	—	(5,105)	(16,984)
Income (loss) from continuing operations before income taxes	$1,618	$3,240	$11,202	$(22,170)

	September 30, 2013	December 31, 2012
	(in thousands)
Assets
Homebuilding	$277,975	$186,786
Real estate services	17,758	15,056
Amenities	35,813	38,366
Corporate and unallocated	205,324	107,054
Total assets	$536,870	$347,262

19. Segment Reporting

        As defined in ASC 280, Segment Reporting (ASC 280) our reportable segments are based on operating segments with similar economic characteristics and lines of business. Our reportable segments consist of the following:

  1.
  Homebuilding

  2.
  Real Estate Services

  3.
  Amenities

        For 2012, approximately 98% of the total revenues of our reportable segments are generated from our Florida operations.

        Evaluation of segment performance is based primarily on operating earnings. Operations of our Homebuilding segment primarily include the construction and sale of single- and multi-family homes. Operating earnings (loss) for the Homebuilding segment consists of revenues generated from the delivery of homes and land sales, less the cost of home construction, land and land development costs, and selling, general, and administrative expenses.

        Operations of our Real Estate Services segment include providing residential real estate brokerage and title services. Operating earnings (loss) of the Real Estate Services segment consists of revenues generated primarily from real estate brokerage and title services, less the cost of such services, including royalties associated with a franchise agreement we have with a third-party, and selling, general, and administrative expenses incurred by the segment.

        Operations of our Amenities segment primarily include the construction, ownership, and management of recreational amenities in residential communities we develop in several Florida markets. Amenities consist of golf courses and country clubs, marinas, and resort-style facilities. Operating (loss) of the Amenities segment consist of revenues from the sale of equity and nonequity memberships, the sale and lease of marina slips, billed membership dues, and golf and restaurant operations, less the cost of such services, and selling, general, and administrative expenses incurred by the segment.

        Each reportable segment follows the same accounting policies described in Note 2—"Summary of Significant Accounting Policies" to the consolidated financial statements. Operational results of each segment are not necessarily indicative of the results that would have occurred had the segment been an independent, stand-alone entity during the periods presented.

        Financial information relating to reportable segments was as follows:

	Year Ended December 31,
	2012	2011
	(In Thousands)
Revenues
Homebuilding	$146,926	$57,101
Real estate services	73,070	68,185
Amenities	21,012	18,986

Total revenues	$241,008	$144,272

	Year Ended December 31,
	2012	2011
	(In Thousands)
Operating earnings (loss)
Homebuilding	$14,011	$(36,245)
Real estate services	1,395	(24)
Amenities	(3,242)	(3,524)
Other income	7,493	2,294
Interest expense	(6,978)	(16,954)
Expenses related to early repayment of debt	(16,984)	—

Loss from continuing operations before income taxes	$(4,305)	$(54,453)

	December 31,
	2012	2011
	(In Thousands)
Assets
Homebuilding	$186,786	$171,373
Real estate services	15,056	17,948
Amenities	38,366	42,351
Corporate and unallocated	107,054	73,338

Total assets	$347,262	$305,010